Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 6,598,427	$ 8,236,065	$ 226,578
Short-term investments	12,500,000	3,000,000
Intercompany receivables	15,000	15,000	10,000
Loan receivable	1,270,901	2,621,971
Prepaid expenses and other current assets	1,566,155	204,604
Total current assets	21,950,483	14,077,640	236,578
Non-current assets
Non-current deferred offering cost			349,842
Long-term investments	1,000,000	1,000,000
Investments in non-VIE subsidiaries	14,756,053	14,621,943	14,299,036
Total non-current assets	15,756,053	15,621,943	14,648,878
Total Assets	37,706,536	29,699,583	14,885,456
Current liabilities
Intercompany payable	1,361,997	1,361,997	1,358,930
Total current liabilities	1,361,997	1,361,997	1,358,930
Total Liabilities	9,561,997	1,361,997	1,358,930
Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares and 10,987,679 shares issued and outstanding as of December 31, 2023 and 2022, respectively.		1,439	1,099
Additional paid-in capital		16,721,551	2,628,356
Statutory reserve		836,215	836,215
Retained earnings		11,387,748	10,340,107
Accumulated other comprehensive loss		(609,367)	(279,251)
Total Shareholders’ Equity		28,337,586	13,526,526
Total Liabilities and Shareholders’ Equity		$ 29,699,583	$ 14,885,456